Weighted Average Useful Lives from Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2016
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	50 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	3 years 3 months 18 days
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	4 years 1 month 6 days
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	10 years
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	3 years 6 months
Licensed copyrights of video contents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	3 years 2 months 12 days
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	5 years 10 months 24 days